SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

In accordance with ASC 855, the Company has analyzed its operations subsequent to September 30, 2024 through the date these consolidated financial statements were issued and has reported the following events:

On October 3, 2024, the Company converted a $100,000 convertible promissory note to 400,000 shares, as stated within the terms of the agreement.

NOTE 14 - SUBSEQUENT EVENTS

In accordance with ASC 855, the Company has analyzed its operations subsequent to December 31, 2023 through the date these consolidated financial statements were issued and has reported the following events:

On January 23, 2024, the Company modified and aggregated multiple loans, advances and accrued interest totaling approximately $790,000.

From January 1, 2024 to May 10, 2024, the Company has issued a total of 860,000 shares of common stock. Issuances were a combination of restricted shares issued to consultants, endorsing athletes and commitment shares.

From January 1, 2024 to May 10, 2024, the Company issued 140,000 shares of common stock to for convertible notes that were converted to shares for outstanding debt of $35,000.

On March 1, 2024, it was determined that in the best interests of the Company to reduce the total outstanding shares of common stock and Jon Mckenzie retired fifteen million shares of common stock back to the company at no fee and Joey Firestone retired ten million shares of common stock back to the Company at no fee.

As of May 10, 2024, there were 106,397,550 shares of the registrant’s common stock, $0.0001 par value, issued and outstanding.